Expenses by nature (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature
Employee and contractor expenses (note 17)	$ 33,603,690	$ 22,682,199	$ 19,509,742
Inventory, materials and other cost of sales	1,719,616	1,043,844	940,685
Depreciation and amortization	4,641,601	5,259,243	3,502,429
Facilities	470,773	279,028	301,859
Professional and consulting fees	4,099,129	1,566,224	1,031,364
Investor relations and other shareholder expenses	792,457	288,778	305,527
Bad debt	283,964	18,116	114,237
Marketing and advertising/promotion expenses	177,894	226,104	162,848
Software license and IT expenses	1,620,816	1,318,239	278,966
Telephone and internet	283,207	260,634	514,006
Travel	202,703	78,467	376,477
Insurance	630,066	103,702	126,709
Office, administrative, and other operating expenses	946,548	568,498	758,166
Foreign exchange loss (gain) (note 22)	22,130	(132,306)	217,040
Total	$ 49,494,594	$ 33,560,770	$ 28,140,055